SUBSEQUENT EVENTS - (Details) - USD ($) $ / shares in Units, $ in Thousands					9 Months Ended		12 Months Ended
	Feb. 24, 2017	Feb. 20, 2017	Feb. 07, 2017	Jan. 23, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
New Credit Agreement
Repayments of Debt					$ 34,000	$ 36,334	$ 298,000	$ 107,000
Issuance of equity options					455,130		204,245
Share Price					$ 20.00
Equity options term							7 years
Minimum
New Credit Agreement
Equity options term					7 years
Maximum
New Credit Agreement
Equity options term					10 years
Subsequent Event
New Credit Agreement
Share Price				$ 20.00
Business acquisition price	$ 56,500
Price paid in cash (in percentage)	90.00%
Price paid in equity (in percentage)	10.00%
Subsequent Event | Board of directors
New Credit Agreement
Issuance of equity options				10,668
Restricted stock granted				2,500
Subsequent Event | Certain employees
New Credit Agreement
Issuance of equity options		8,002	75,399	324,111
Share Price		$ 20.00	$ 20.00
Equity options term		7 years	7 years
Restricted stock granted		1,875		34,867
Subsequent Event | Minimum
New Credit Agreement
Equity options term				7 years
Subsequent Event | Maximum
New Credit Agreement
Equity options term				10 years